INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of major components of income tax expense
The major components of income tax expense (recovery) include the following for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Current income tax expense (recovery)	$88	$33	$27
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(84)	(22)	(47)
Recovery arising from previously unrecognized tax assets	(392)	(23)	—
Change in tax rates and imposition of new legislation	(17)	—	6
Deferred income tax expense (recovery)	(493)	(45)	(41)
Total income tax expense (recovery)	$(405)	$(12)	$(14)

Disclosure of effective tax rate differences
The company’s effective income tax rate is different from the company’s composite income tax rate due to the following differences set out below:

(%)	2022	2021	2020
Composite income tax rate	26%	26%	27%
Increase (reduction) in rate resulting from:
Non-taxable remeasurement adjustments on Exchangeable and Class B shares	(32)	3	15
International operations subject to different tax rates	2	(25)	(16)
Derecognition (Recognition) of deferred tax assets	(59)	(28)	(14)
Non-recognition of the benefit of current year’s tax losses	4	—	—
Change in tax rates and imposition of new legislation	(2)	3	3
Other	1	7	(5)
Effective income tax rate	(60)%	(14)%	10%

Disclosure of deferred tax assets and liabilities
Deferred income tax assets and liabilities as at December 31, 2022 and 2021 relate to the following:

(US$ MILLIONS)	2022	2021
Non-capital losses (Canada)	$6	$2
Losses (U.S.)	160	—
Losses (International)	308	255
Difference in basis	(1,364)	(396)
Total net deferred tax (liability) asset	$(890)	$(139)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$626	$348
Deferred income tax liabilities	(1,516)	(487)
Total net deferred tax (liability) asset	$(890)	$(139)
The deferred income tax movements are as follows:

(US$ MILLIONS)	2022	2021
Opening net deferred tax (liability) asset	$(139)	$(173)
Recognized in income	493	45
Recognized in other comprehensive income	(33)	(24)
Other (1)	(1,211)	13
Net deferred tax (liability) asset	$(890)	$(139)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.
Disclosure of expiry date of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
After three years from reporting date	$24	$33
No expiry	225	364
Total	$249	$397

Disclosure of components of income tax in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2022, 2021, and 2020 are set out below:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Available-for-sale securities	$(8)	$—	$—
Net investment hedges	2	5	13
Cash flow hedges	43	7	(5)
Pension plan actuarial changes	(4)	12	(4)
Total deferred tax expense (recovery) in other comprehensive income	$33	$24	$4